Consolidated And Combined Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated And Combined Balance Sheets [Abstract]
Accounts receivable - trade, allowance for doubtful accounts	$ 4,456	$ 4,576
Property, plant and equipment, accumulated depreciation and amortization	$ 655,360	$ 590,568
Preferred stock par value	$ 0.01
Preferred stock shares authorized	20,000,000
Preferred stock shares outstanding	0
Common stock par value	$ 0.01
Common stock shares authorized	200,000,000
Common stock shares issued	46,743,633
Common stock shares outstanding	46,743,633